Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And Other Operating Income [Abstract]
Unbilled sales	$ 1,051,011	$ 803,499	$ 1,080,269
Inflation adjustment as per the application of IAS 29 in Argentina (hyperinflationary economies)	$ 57,752